JENNISON MID-CAP GROWTH FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 4, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison Mid-Cap Growth Fund, Inc. (the Fund)

File Nos. 333-11785 and 811-07811

Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 which was filed electronically on November 3, 2008.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary